LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.LONG-TERM INVESTMENTS

The long-term investments as of December 31, 2015 and 2016 were as follows:

	As of December 31,
	2015	2016
Available-for-sale securities:
Quanjude	166,546	159,305
Tang Palace	—	18,856
Banyan Tree	—	26,784
Cjia	—	42,140
Cost-method investments:
UBOX/BJ UBOX	48,220	48,220
BJ GOOAGOO/GOOAGOO	59,939	60,000
Founder Service	20,000	45,000
Qingpu	17,143	17,143
Other investments	—	2,208
Equity-method investments:
Sheen Star	20,862	20,862
Yibang	770	—
Distrii	—	28,562
AAPC LUB	—	446,100
China Young	—	43,054
CREATER	—	100,000
Other investments	10,762	6,087

Total	344,242	1,064,321

Available-for-sale securities:

In June 2014, the Group purchased 7,241,131 ordinary shares of China Quanjude (Group) Co., Ltd. (“Quanjude”), a top restaurant brand listed in Shenzhen Stock Exchange in China, through a private placement. The purchase price was set at RMB13.81 per ordinary share and the total purchase cost was RMB100 million. Upon the closing of the transaction described above, the Group holds approximately 2.35% of Quanjude’s total outstanding shares.

In 2016, the Group purchased 8,430,000 ordinary shares of Hong Kong Tang Palace Food & Beverage Group (“Tang Palace”), a top restaurant brand listed in Hong Kong Stock Exchange in China, from open market for consideration of RMB16,887. As of December 31, 2016, the Group holds approximately 1.99% of Tang Palace’s total outstanding shares.

In December 2016, the Group purchased 11,635,400 ordinary shares of Banyan Tree Holdings Limited (“Banyan Tree “), a leading, international hospitality brand that manages and develops premium resorts, hotels and spas listed in Singapore Stock Exchange in Singapore, from open market for consideration of RMB27,328. As of December 31, 2016, the Group holds approximately 1.53% of Banyan Tree’s total outstanding shares.

Given the level of investments, the Group accounts for its investments in Quanjude, Tang Palace, and Banyan Tree as “available-for-sale” and measured the fair value at every period end. The unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. For the years ended December 31, 2015 and 2016, the Group recorded RMB21,451 increase and RMB4,856 decrease in fair value of these available-for-sale securities, net of tax, in other comprehensive income, respectively.

In 2016, the Group sold its subsidiary- Chengjia Hotel Management Co., Ltd. to Chengjia (Shanghai) Apartment management Co., Limited (“Cjia”), the Group’s equity investee. As a result, the Group recognized a gain of RMB49,630 in other income. As of December 31, 2016, the Group had approximately 22.52% equity interest of Cjia and also a sixty-month convertible note with original value of RMB 51,200, which is convertible at the option of the Group to ordinary shares at any time, while other investors can also require the Group to convert within the last 12 months of the note. The convertible note is recorded as an available-for-sale investment. The Group recognized its share of loss in Cjia of RMB24,615 in income (loss) from equity method investments in 2016, which reduced the cost of equity-method investment to zero and further adjusted the carrying amount of convertible note balance to RMB42,140. The remaining carrying amount of the convertible note approximated its fair value as of December 31, 2016.

Cost-method investments:

From 2012 to 2013, the Group invested in preferred shares and convertible promissory notes of UBOX International Holdings Co., Limited (“UBOX”), a privately-held company, with the total consideration of RMB40,517. The convertible notes were subsequently converted to ordinary shares of UBOX in 2013 and 2014. As a result of restructuring of UBOX group, the investment in UBOX has been converted to the investment of ordinary shares of Beijing UBOX On-line Technology Co., Ltd. (“BJ UBOX”). The Group has additionally injected RMB7,703 to BJ UBOX in 2015. As of December 31, 2015 and 2016, the Group had approximately 3.6% and 3.24% equity interest of BJ UBOX, respectively. The investments were accounted for using the cost method since the Group does not have the ability to exert significant influence over the operating and financing activities of UBOX or BJ UBOX.

In November 2014, the Group purchased 8% equity interest in Beijing GOOAGOO Technology Service Co., Ltd. (“BJ GOOAGOO”), a high-tech service provider for Offline-To-Online data processing and platform operation, for the consideration of RMB10,289. BJ GOOAGOO started restructuring process in 2015. In September 2015, the Group purchased 45,000,000 series A preferred shares for the consideration of RMB45,000 and RMB4,650 convertible notes in Gooagoo Group Holdings Limited (“GOOAGOO”). Each series A preferred share and convertible note shall be convertible at the option of the holder at any time to ordinary shares. As a result of restructuring of GOOAGOO group in 2016, the Group’s investments in BJ GOOAGOO had been all converted to equity interest of GOOAGOO and had approximately 19.43% equity interest of GOOAGOO as of December 31, 2016. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over those companies.

In September 2015, the Group purchased 10% equity interest in Shanghai Founder Service Co., Ltd. (“Founder Service”), a serviced office space provider for newly founded companies, for the consideration of RMB20,000. In October 2016, the Group invested another RMB25,000 to Founder Service, and as of December 31, 2016, the Group had approximately 10.87% equity interest of Founder Service. The Group accounted for the investment under cost method since the Group does not have the ability to exert significant influence over Founder Service.

In December 2015, the Group purchased 10% equity interest in Beijing Qingpu Tourism Culture Development Co., Ltd. (“Qingpu”), a cultural activities organizer and tourism service provider, for the consideration of RMB17,143. The Group accounted the investment under cost method since the Group does not have the ability to exert significant influence over Qingpu.

Other investments included several insignificant cost method investments in certain privately-held companies.

Equity-method investments:

In April 2014, the Group set up Sheen Star together with Mr. Qi Ji, the founder, executive chairman of the Group and a third party. Sheen Star is a real estate investment company which the Group contributed RMB20,990 and owned equity interest of 19.99%, and Mr. Qi Ji owned 50.01%. The Group accounted for the investment in Sheen Star under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of nil, RMB153 and nil in income (loss) from equity method investments in 2014, 2015 and 2016, respectively.

In May 2013, the Group acquired 30% equity interest in Lijiang Yibang Changchunteng Hotel Co., Limited (“Yibang”) for consideration of RMB430. In April 2014, The Group acquired additional 20% equity interest in Yibang for consideration of RMB285. The Group accounted for the investment under equity-method because the Group has the ability to exert significant influence but does not have the control over Yibang. The Group recognized investment income of RMB2,197, investment loss of RMB1,712 and investment loss of RMB770 in 2014, 2015 and 2016, respectively, which was recorded in income (loss) from equity method investments. In June 2016, the Group disposed all the 50% equity interest of Yibang for consideration of RMB715, and recognized gain of RMB715 upon disposition in other income (loss) in 2016.

In July 2014, the Group acquired 30% equity interest in Shanghai Campsort Travel Development Co., Ltd. (“Campsort”),  a new resort hotel chain in China, for consideration of RMB15,000. In November 2014, the Group transferred 6% equity interest to Shanghai Homeinn Hotel Management Co., Ltd. for consideration of RMB3,000. As of December 31, 2014, the Group held 24% equity interest of Campsort and accounted for the investment under equity-method because the Group has the ability to exert significant influence over Campsort. The Group recognized investment loss of RMB356 in income (loss) from equity method investments in 2014. In November 2015, the Group disposed of the 24% equity interest of Campsort for consideration of RMB14,410, and recognized gain of RMB2,766 upon disposition in other income in 2015.

In January 2016, the Group set up Shanghai Distrii Technology Development Co., Ltd. (“Distrii”) together with another founder. Distrii is an office rental service company in which the Group contributed RMB35,000 and owned equity interest of 39.00%. The Group accounted for the investment in Distrii under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB6,438 in income (loss) from equity method investments in 2016.

In January 2016, the Group acquired 28.16% equity interest in AAPC LUB(Note 3). The Group accounted for the investment in AAPC LUB under equity-method as the Group has the ability to exert significant influence. The Group recognized investment income of RMB28,496 in income (loss) from equity method investments in 2016.

In 2016, the Group accumulatively purchased 982 ordinary shares and 5,610 Series B Preferred Shares of China Young Professionals Apartment Management Limited (“China Young”), which in total accounts for 36.72% of its equity interest, for consideration of RMB44,904. Each series B preferred shares shall be convertible at the option of the holder at any time to ordinary shares. The Group accounted for the investment in China Young under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB1,851 in income (loss) from equity method investments in 2016.

In December 2016, the Group acquired 20% equity interest in Shanghai CREATER Industrial Co., Ltd. (“CREATER”), a staged office space company in China, for consideration of RMB100,000. The Group accounted for the investment under equity-method because the Group has the ability to exert significant influence over CREATER.

Other investments included several insignificant equity investments in certain privately-held companies.